                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

             Morgan Stanley California Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
    (Address of principal executive offices)                   (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                                                            COUPON    DEMAND
THOUSANDS                                                                                             RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------------------------------

         CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (80.7%)
         ABAG Finance Authority for Nonprofit Corporations,
 $2,000     Computer History Museum Ser 2002                                                           2.34%  04/07/05    $2,000,000
  4,500     Episcopal Homes Foundation Ser 2000 COPs                                                   2.30   04/07/05     4,500,000
  4,900  California, Ser 2004 A-9                                                                      2.28   04/07/05     4,900,000
         California Department of Water Resources,
  3,700     Power Supply Ser B Subser B-1                                                              2.28   04/01/05     3,700,000
  1,000     Power Supply Ser B Subser B-2                                                              2.30   04/01/05     1,000,000
         California Educational Facilities Authority,
  6,000     California Institute of Technology Ser 1994                                                2.24   04/07/05     6,000,000
  8,275     Stanford University Ser L-2                                                                2.05   04/07/05     8,275,000
  3,000     University of San Francisco Ser 2003                                                       2.28   04/07/05     3,000,000
  5,000  California Pollution Control Financing Authority, Chevron USA Inc Ser 1984 B                  1.60   06/15/05     5,000,029
         California Statewide Communities Development Authority,
  2,000     Chabad of California Ser 2004                                                              2.33   04/07/05     2,000,000
  2,300     House Ear Institute 1993 Ser A COPs                                                        2.29   04/01/05     2,300,000
  4,395     University Retirement Community at Davis Inc Ser 2003 (Radian)                             2.29   04/01/05     4,395,000
  7,170  California Transit Finanace Authority, Ser 1997 (FSA)                                         2.27   04/07/05     7,170,000
  1,000  Fontana Unified School District, Ser 2002 COPs (FSA)                                          2.24   04/07/05     1,000,000
  2,100  Hillsborough, Refg Ser 2000 A COPs                                                            2.28   04/07/05     2,100,000
  2,400  Irvine Assessment District No 03-19, Improvement Bond Act 1915 Ser A                          2.28   04/01/05     2,400,000
  5,000  Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002                          2.26   04/07/05     5,000,000
  4,700  Los Angeles Convention & Exhibition Center Authority, Ser 2003 E (Ambac)                      2.28   04/07/05     4,700,000
  3,700  Los Angeles County Metropolitan Transportation Authority,
            Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)                                     2.31   04/07/05     3,700,000
  4,400  Los Angeles Department of Water & Power, Power System 2002 Ser A Subser A-8                   2.28   04/07/05     4,400,000
  5,000  Mountain View, Villa Mariposa Multifamily 1985 Ser A                                          2.29   04/07/05     5,000,000
  9,600  Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2                 2.24   04/07/05     9,600,000
  7,000  Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I                           2.27   04/07/05     7,000,000
  1,200  Orange County Sanitation District, Ser 2000 B COPs                                            2.28   04/01/05     1,200,000
  5,000  Pasadena, City Hall and Park Improvement Ser 2003 COPs (Ambac)                                2.29   04/07/05     5,000,000
  2,700  Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004 Ser A (Ambac)      2.26   04/01/05     2,700,000
  7,000  Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A                               2.28   04/07/05     7,000,000
  3,800  Poway Unified School District, Ser 2004 COPs (FSA)                                            2.23   04/07/05     3,800,000
  4,000  Rancho Water District Financing Authority, Ser 2001 B (FGIC)                                  2.23   04/07/05     4,000,000
  2,500  Roaring Fork Municipal Products, California Economic Recovery Class A Certificates
            Ser 2004 - 4 (FGIC)                                                                        2.34   04/07/05     2,500,000
  5,515  Sacramento County, Administration Center & Courthouse Ser 1990 COPs                           2.27   04/07/05     5,515,000
  1,550  San Diego Housing Authority, Paseo Point Apartments 1994 Issue A                              2.23   04/07/05     1,550,000
  6,000  San Francisco City & County Redevelopment Agency, Bayside Village Multifamily Ser 1985 A      2.28   04/07/05     6,000,000
  2,500  San Jacinto Unified School District, Ser 1998 COPs (FSA)                                      2.23   04/07/05     2,500,000
  4,110  Turlock Irrigation District, Ser 1988 A                                                       2.28   04/07/05     4,110,000
  3,525  Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R  Ser 2130 (MBIA)          2.31   04/07/05     3,525,000
                                                                                                                        ------------
         TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
         (Cost $148,540,029)                                                                                             148,540,029
                                                                                                                        ------------

                                                                                                               YIELD TO
                                                                                                               MATURITY
                                                                                          COUPON   MATURITY   ON DATE OF
                                                                                           RATE      DATE      PURCHASE
                                                                                          ------   --------   -----------
         CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (9.7%)
         Los Angeles County Metropolitan Transportation Authority,
  4,000     2nd Sub Sales Tax Ser A                                                        2.00%   04/06/05       2.00%    4,000,000
  4,000     2nd Sub Sales Tax Ser A                                                        2.06    05/18/05       2.06     4,000,000
  5,000  San Diego County Water Authority, Ser 1                                           2.05    05/25/05       2.05     5,000,000

         PUERTO RICO
  5,000  Puerto Rico Government Development Bank, Ser 2004                                 1.83    04/07/05       1.83     5,000,000
                                                                                                                        ------------
         TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
         (Cost $18,000,000)                                                                                               18,000,000
                                                                                                                        ------------
         CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (9.8%)
  5,000  California, Ser 2004-2005 RANs, dtd 10/06/04                                      3.00    06/30/05       1.74     5,015,405
  6,000  California School Cash Reserve Program Authority, 2004 Pool Ser A, dtd 07/06/04   3.00    07/06/05       1.60     6,021,729
  4,000  Sacramento County, 2004 Ser A TRANs, dtd 07/01/04                                 3.00    07/11/05       1.65     4,014,695
  1,500  Santa Cruz County, Ser 2004-2005 A TRANs, dtd 07/07/04                            3.00    07/06/05       1.62     1,505,356
  1,500  Victor Valley Joint Union High School District, Ser 2004 TRANs, dtd 07/22/04      2.75    07/21/05       1.65     1,504,936
                                                                                                                        ------------
         TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
         (Cost $18,062,121)                                                                                               18,062,121
                                                                                                                        ------------

         TOTAL INVESTMENTS (Cost $184,602,150) (a)                                                               100.2%  184,602,150

         LIABILITIES IN EXCESS OF OTHER ASSETS                                                                    (0.2)     (449,036)
                                                                                                                  ----  ------------
         NET ASSETS                                                                                              100.0% $184,153,114
                                                                                                                 =====  ============


------------------
  COPs   Certificates of Participation.
  RANs   Revenue Anticipation Notes.
  ROCs   Reset Option Certificates.
  TRANs  Tax and Revenue Anticipation Notes.
    +    Rate shown is the rate in effect at March 31, 2005.
    *    Date on which the principal amount can be recovered through demand.
   (a)   Cost is the same for federal income tax purposes.

Bond Insurance:
---------------

  Ambac  Ambac Assurance Corporation.
  FGIC   Financial Guaranty Insurance Company.
   FSA   Financial Security Assurance Inc.
  MBIA   Municipal Bond Investors Assurance Corporation.
  XLCA   XL Capital Assurance Inc.
 Radian  Radian Asset Assurance Inc.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
---------------------
Ronald E. Robison
Principal Executive Officer
May 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
---------------------
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
-----------------
Francis Smith
Principal Financial Officer
May 19, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                /s/ Ronald E. Robison
                                                ---------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                 /s/ Francis Smith
                                                 -----------------
                                                 Francis Smith
                                                 Principal Financial Officer